EISEMAN LEVINE
                             LEHRHAUPT & KAKOYIANNIS
                           A PROFESSIONAL CORPORATION

                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

                            TELEPHONE (212) 752-1000
                            FACSIMILE (212) 355-4608


                                November 23, 2005



United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street N.E. (Mail Room 4561)
Washington, DC 20549
Attention: Maryse Mills-Apenteng
                     Megan Akst
                                  Re:     Network-1 Security Solutions, Inc.
                                          Amendment No. 2 on Form S-2 to
                                          Form S-3 Registration Statement
                                          File No. 333-126013
                                          -------------------

Dear Ms. Mills-Apenteng and Ms. Akst:

     On behalf of our client, Network-1 Security Solutions, Inc. (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 2 on Form S-2 to Form S-3 Registration Statement (the "Amended Registration Statement"). The following discussion in reference to the Amended Registration Statement is in response to the Staff's letter of October 13, 2005 ("Comment Letter") and our telephone conference call of November 10, 2005 with Ms. Akst of the Staff pertaining to accounting issues raised in the Comment Letter (the headings and numbered paragraphs correspond to the numbered paragraphs in the Comment Letter):

Form S-2
--------

Selling Shareholders, page 17
-----------------------------

     1. The Company has removed all references to "believed by [you] to have" in the footnotes to the Selling Stockholder section.

     2. The Company has amended the disclosure to reflect that all selling stockholders identified as affiliates of broker-dealers purchased their shares in the ordinary course of business.

    EISEMAN LEVINE
LEHRHAUPT & KAKOYIANNIS

United States Securities and Exchange Commission
Division of Corporate Finance
November 23, 2005
Page 2


Incorporation of Certain Documents by Reference, page 14
--------------------------------------------------------

     3. The language has been deleted from the Prospectus on page 13.

Note Regarding Forward - Looking Statements, page 16
----------------------------------------------------

     4. The disclosure has been revised on page 14 of the Prospectus to delete references to Section 27A(b) and Section 21E(b) of the Exchange Act.

Form 10-K/A for the year ended December 31, 2004
------------------------------------------------

Form 10-Q/A for the period ended June 30, 2005
----------------------------------------------

Controls and Procedures
-----------------------

     5. Please see additional disclosure regarding controls and procedures set forth in the Company's 10-KSB/A (Amendment No.2) filed on November 23, 2005 and 10-QSB/A for the period ended June 30, 2005 filed on November 18, 2005.

     6. Section 302 certifications were included in the Company's 10-KSB/A (Amendment No.2) filed on November 23, 2005 and 10-QSB/A for the period ended June 30, 2005 filed on November 18, 2005.

Note A(1). The Company, page F-6
--------------------------------

     7. Following discussions with Ms. Akst of the Staff on November 10, 2005, the Company decided to restate its financial statements for the year ended December 31, 2003 to reclassify the gain on sale of software assets in May 2003 and expenses and revenue related to the software business to discontinued operations in accordance with SFAS No. 144. Please see the Company's 10-KSB/A (Amendment No. 2) filed on November 23, 2005.

Note D. Stockholder's Equity, page F-10
---------------------------------------

     8. Following discussions with Ms. Akst of the Staff on November 10, 2005, the Company decided to restate its statements of operations for the year ended December 31, 2004 and the period ended June 30, 2004 to recognize a deemed dividend with respect to the exchange transaction in April 2004 involving its outstanding preferred stock as a result of the beneficial conversion feature in accordance with EITF Issue No. 00-27. Please see 10-KSB/A (Amendment No.2) and 10-QSB/A for the period ended June 30, 2005 filed on November 23, 2005 and November 18, 2005, respectively.

    EISEMAN LEVINE
LEHRHAUPT & KAKOYIANNIS

United States Securities and Exchange Commission
Division of Corporate Finance
November 23, 2005
Page 3




     The Registration Statement has also been amended in certain other respects including the inclusion of financial statements and other disclosures in accordance with Item 11(b) of Form S-2.

     Please contact the undersigned with any comments or questions relating to this filing as soon as possible.



                                               Very truly yours,



                                               /s/ Sam Schwartz



SS:vc

cc:   Corey M. Horowitz, Chairman
      David Kahn, Chief Financial Officer